UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Small Cap Value Fund I
Class A / CSMIX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 120	1.21%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the information technology sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in ThredUp, Inc., an online clothing resale platform; Insmed, Inc., a biopharmaceutical company; Kyndryl Holdings, Inc., an information systems company; Cerence, Inc., a developer of AI assistants for cars; and StoneX Group, Inc., a financial services company, were among the top absolute contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, consumer staples and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and utilities sectors and a larger allocation to the consumer discretionary sector detracted from relative performance.
Individual holdings
| Fund positions in Synaptics, Inc., a smart tech developer; Tronox Holdings PLC, a chemicals company; Murphy Oil Corp., an oil and natural gas company; KinderCare Learning Cos, Inc., a daycare and preschool operator; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	(1.02)	15.01	7.31
Class A (including sales charges)	(6.72)	13.66	6.67
Russell 2000® Value Index	(0.68)	11.74	5.87
Russell 3000 ® Index (a)	11.40	15.12	11.68
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund S
tatis
tics
Fund net assets	$ 1,436,927,343
Total number of portfolio holdings	216
Management services fees (represents 0.80% of Fund average net assets)	$ 12,206,095
Portfolio turnover for the reporting period	72%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tab
les unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Value Fund I | Class A

|

ASR287_01_(06/25)

Columbia Small Cap Value Fund I
Class C / CSSCX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 194	1.96%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the information technology sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in ThredUp, Inc., an online clothing resale platform; Insmed, Inc., a biopharmaceutical company; Kyndryl Holdings, Inc., an information systems company; Cerence, Inc., a developer of AI assistants for cars; and StoneX Group, Inc., a financial services company, were among the top absolute contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, consumer staples and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and utilities sectors and a larger allocation to the consumer discretionary sector detracted from relative performance.
Individual holdings
| Fund positions in Synaptics, Inc., a smart tech developer; Tronox Holdings PLC, a chemicals company; Murphy Oil Corp., an oil and natural gas company; KinderCare Learning Cos, Inc., a daycare and preschool operator; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	(1.76)	14.14	6.50
Class C (including sales charges)	(2.63)	14.14	6.50
Russell 2000® Value Index	(0.68)	11.74	5.87
Russell 3000 ® Index (a)	11.40	15.12	11.68
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key F
u
nd Statistics
Fund net assets	$ 1,436,927,343
Total number of portfolio holdings	216
Management services fees (represents 0.80% of Fund average net assets)	$ 12,206,095
Portfolio turnover for the reporting period	72%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the ta bl
es unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Value Fund I | Class C

|

ASR287_04_(06/25)

Columbia Small Cap Value Fund I
Institutional Class / CSCZX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 96	0.96%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the information technology sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in ThredUp, Inc., an online clothing resale platform; Insmed, Inc., a biopharmaceutical company; Kyndryl Holdings, Inc., an information systems company; Cerence, Inc., a developer of AI assistants for cars; and StoneX Group, Inc., a financial services company, were among the top absolute contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, consumer staples and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and utilities sectors and a larger allocation to the consumer discretionary sector detracted from relative performance.
Individual holdings
| Fund positions in Synaptics, Inc., a smart tech developer; Tronox Holdings PLC, a chemicals company; Murphy Oil Corp., an oil and natural gas company; KinderCare Learning Cos, Inc., a daycare and preschool operator; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	(0.77)	15.29	7.58
Russell 2000® Value Index	(0.68)	11.74	5.87
Russell 3000 ® Index (a)	11.40	15.12	11.68
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fu
n
d Statistics
Fund net assets	$ 1,436,927,343
Total number of portfolio holdings	216
Management services fees (represents 0.80% of Fund average net assets)	$ 12,206,095
Portfolio turnover for the reporting period	72%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless oth erw
ise noted. The Fund's portfolio composition is subject to change.
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Value Fund I | Institutional Class

|

ASR287_08_(06/25)

Columbia Small Cap Value Fund I
Institutional 2 Class / CUURX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 87	0.87%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the information technology sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in ThredUp, Inc., an online clothing resale platform; Insmed, Inc., a biopharmaceutical company; Kyndryl Holdings, Inc., an information systems company; Cerence, Inc., a developer of AI assistants for cars; and StoneX Group, Inc., a financial services company, were among the top absolute contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, consumer staples and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and utilities sectors and a larger allocation to the consumer discretionary sector detracted from relative performance.
Individual holdings
| Fund positions in Synaptics, Inc., a smart tech developer; Tronox Holdings PLC, a chemicals company; Murphy Oil Corp., an oil and natural gas company; KinderCare Learning Cos, Inc., a daycare and preschool operator; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	(0.67)	15.41	7.70
Russell 2000® Value Index	(0.68)	11.74	5.87
Russell 3000 ® Index (a)	11.40	15.12	11.68
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund S
ta
tistics
Fund net assets	$ 1,436,927,343
Total number of portfolio holdings	216
Management services fees (represents 0.80% of Fund average net assets)	$ 12,206,095
Portfolio turnover for the reporting period	72%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables u nle
ss otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Value Fund I | Institutional 2 Class

|

ASR287_15_(06/25)

Columbia Small Cap Value Fund I
Institutional 3 Class / CSVYX
Annual Shareholder Report | April 30, 2025
This
annual shareholder report
contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 82	0.82%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the information technology sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in ThredUp, Inc., an online clothing resale platform; Insmed, Inc., a biopharmaceutical company; Kyndryl Holdings, Inc., an information systems company; Cerence, Inc., a developer of AI assistants for cars; and StoneX Group, Inc., a financial services company, were among the top absolute contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, consumer staples and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and utilities sectors and a larger allocation to the consumer discretionary sector detracted from relative performance.
Individual holdings
| Fund positions in Synaptics, Inc., a smart tech developer; Tronox Holdings PLC, a chemicals company; Murphy Oil Corp., an oil and natural gas company; KinderCare Learning Cos, Inc., a daycare and preschool operator; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	(0.63)	15.46	7.76
Russell 2000® Value Index	(0.68)	11.74	5.87
Russell 3000 ® Index (a)	11.40	15.12	11.68
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Sta
tis
tics
Fund net assets	$ 1,436,927,343
Total number of portfolio holdings	216
Management services fees (represents 0.80% of Fund average net assets)	$ 12,206,095
Portfolio turnover for the reporting period	72%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the t abl
es unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Value Fund I | Institutional 3 Class

|

ASR287_17_(06/25)

Columbia Small Cap Value Fund I
Class R / CSVRX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 145	1.46%
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the information technology sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in ThredUp, Inc., an online clothing resale platform; Insmed, Inc., a biopharmaceutical company; Kyndryl Holdings, Inc., an information systems company; Cerence, Inc., a developer of AI assistants for cars; and StoneX Group, Inc., a financial services company, were among the top absolute contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, consumer staples and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and utilities sectors and a larger allocation to the consumer discretionary sector detracted from relative performance.
Individual holdings
| Fund positions in Synaptics, Inc., a smart tech developer; Tronox Holdings PLC, a chemicals company; Murphy Oil Corp., an oil and natural gas company; KinderCare Learning Cos, Inc., a daycare and preschool operator; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	(1.25)	14.72	7.04
Russell 2000® Value Index	(0.68)	11.74	5.87
Russell 3000 ® Index (a)	11.40	15.12	11.68
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund St
ati
stics
Fund net assets	$ 1,436,927,343
Total number of portfolio holdings	216
Management services fees (represents 0.80% of Fund average net assets)	$ 12,206,095
Portfolio turnover for the reporting period	72%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless other
wise noted. The Fund's portfolio composition is subject to change.
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Value Fund I | Class R

|

ASR287_12_(06/25)

Columbia Small Cap Value Fund I
Class S / CSCQX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of October 2, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literatur
e
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 52 (a)	0.95% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the information technology sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in ThredUp, Inc., an online clothing resale platform; Insmed, Inc., a biopharmaceutical company; Kyndryl Holdings, Inc., an information systems company; Cerence, Inc., a developer of AI assistants for cars; and StoneX Group, Inc., a financial services company, were among the top absolute contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, consumer staples and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and utilities sectors and a larger allocation to the consumer discretionary sector detracted from relative performance.
Individual holdings
| Fund positions in Synaptics, Inc., a smart tech developer; Tronox Holdings PLC, a chemicals company; Murphy Oil Corp., an oil and natural gas company; KinderCare Learning Cos, Inc., a daycare and preschool operator; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	(0.87)	15.04	7.32
Russell 2000® Value Index	(0.68)	11.74	5.87
Russell 3000 ® Index (b)	11.40	15.12	11.68
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund S
tat
istics
Fund net assets	$ 1,436,927,343
Total number of portfolio holdings	216
Management services fees (represents 0.80% of Fund average net assets)	$ 12,206,095
Portfolio turnover for the reporting period	72%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless oth erwi
se noted. The Fund's portfolio composition is subject to change.
Top Holdings
National Fuel Gas Co.	1.6%
Popular, Inc.	1.4%
Essent Group Ltd.	1.4%
UGI Corp.	1.3%
JBT Marel Corp.	1.3%
Kirby Corp.	1.3%
StoneX Group, Inc.	1.3%
Telephone and Data Systems, Inc.	1.1%
Moog, Inc., Class A	1.1%
MP Materials Corp.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Value Fund I | Class S

|

ASR287_16_(06/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Audit fees (a)	31,590	30,993	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	14,845	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Small Cap Value Fund I
Annual Financial Statements and Additional Information
April 30, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Small Cap Value Fund I | 2025

Portfolio of Investments
April 30, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 3.6%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	222,600	2,764,692
Entertainment 0.8%
Gaia, Inc.(a),(b)	1,100,837	5,768,386
Playstudios, Inc.(a)	1,620,467	2,057,993
Vivid Seats, Inc., Class A(a)	1,373,786	3,860,339
Total		11,686,718
Interactive Media & Services 0.3%
Webtoon Entertainment, Inc.(a)	532,688	4,794,192
Media 0.7%
Ibotta, Inc.(a)	214,724	10,478,531
Wireless Telecommunication Services 1.6%
Telephone and Data Systems, Inc.	401,441	15,050,023
United States Cellular Corp.(a)	109,215	7,498,702
Total		22,548,725
Total Communication Services		52,272,858
Consumer Discretionary 10.1%
Automobile Components 0.6%
Gentherm, Inc.(a)	111,608	2,902,924
Visteon Corp.(a)	78,090	6,183,947
Total		9,086,871
Automobiles 0.4%
Winnebago Industries, Inc.	192,620	6,129,169
Broadline Retail 0.8%
Savers Value Village, Inc.(a)	1,132,490	10,860,579
Distributors 0.3%
A-Mark Precious Metals, Inc.	130,470	3,178,249
Educational Development Corp.(a)	390,079	479,797
Total		3,658,046
Diversified Consumer Services 1.0%
American Public Education, Inc.(a)	471,941	11,090,614
Kindercare Learning Cos, Inc.(a)	294,394	3,609,270
Total		14,699,884
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 3.1%
Beazer Homes USA, Inc.(a)	180,630	3,533,123
Cavco Industries, Inc.(a)	25,017	12,354,645
Century Communities, Inc.	127,390	6,947,850
Hamilton Beach Brands Holding Co.	291,836	5,778,353
Helen of Troy Ltd.(a)	168,250	4,687,445
Legacy Housing Corp.(a)	285,381	6,941,893
Lifetime Brands, Inc.	405,047	1,474,371
Universal Electronics, Inc.(a)	456,735	2,215,165
Total		43,932,845
Leisure Products 1.0%
Malibu Boats, Inc., Class A(a)	155,185	4,432,084
Polaris, Inc.	110,648	3,757,606
Topgolf Callaway Brands Corp.(a)	971,320	6,420,425
Total		14,610,115
Specialty Retail 1.8%
Brilliant Earth Group, Inc., Class A(a)	542,546	840,947
Citi Trends, Inc.(a)	141,228	3,153,621
Designer Brands, Inc.	527,090	1,470,581
National Vision Holdings, Inc.(a)	480,192	5,930,371
ThredUp, Inc., Class A(a)	2,594,174	11,647,841
Zumiez, Inc.(a)	211,660	2,476,422
Total		25,519,783
Textiles, Apparel & Luxury Goods 1.1%
Capri Holdings Ltd.(a)	331,040	4,978,842
Culp, Inc.(a)	432,979	1,645,320
Fossil Group, Inc.(a)	1,680,973	1,697,783
Movado Group, Inc.	196,492	2,729,274
Steven Madden Ltd.	229,580	4,821,180
Total		15,872,399
Total Consumer Discretionary		144,369,691
Consumer Staples 3.8%
Beverages 0.6%
MGP Ingredients, Inc.	280,977	8,280,392
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2025

Portfolio of Investments (continued)
April 30, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.9%
Andersons, Inc. (The)	216,985	8,182,504
SpartanNash Co.	232,790	4,618,554
Total		12,801,058
Food Products 0.9%
Dole PLC	671,451	10,199,341
Hain Celestial Group, Inc. (The)(a)	793,578	2,412,477
Total		12,611,818
Personal Care Products 1.4%
Coty, Inc., Class A(a)	1,343,250	6,783,413
Edgewell Personal Care Co.	358,450	10,950,647
Honest Co., Inc. (The)(a)	497,810	2,384,510
Total		20,118,570
Total Consumer Staples		53,811,838
Energy 5.3%
Energy Equipment & Services 1.5%
DMC Global Inc(a)	581,394	3,773,247
Natural Gas Services Group, Inc.(a)	347,734	6,248,780
NPK International, Inc.(a)	677,344	3,915,048
Pason Systems, Inc.	551,190	4,390,009
Tetra Technologies, Inc.(a)	1,263,802	3,601,836
Total		21,928,920
Oil, Gas & Consumable Fuels 3.8%
Ardmore Shipping Corp.	542,220	5,172,779
CVR Energy, Inc.	505,850	9,540,331
Delek U.S. Holdings, Inc.	571,170	7,436,633
Green Plains, Inc.(a)	541,640	1,939,071
Ring Energy, Inc.(a)	2,109,760	1,869,458
Scorpio Tankers, Inc.	191,240	7,207,836
Talos Energy, Inc.(a)	871,670	5,997,090
Teekay Tankers Ltd., Class A	286,750	12,206,947
W&T Offshore, Inc.	2,267,764	2,607,929
Total		53,978,074
Total Energy		75,906,994
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 24.5%
Banks 11.8%
Banc of California, Inc.	883,990	11,916,185
Bank of Marin Bancorp	237,367	4,870,771
BankUnited, Inc.	385,826	12,620,368
Central Pacific Financial Corp.	177,301	4,554,863
CNB Financial Corp.	155,695	3,417,505
Columbia Banking System, Inc.	453,820	10,174,644
Community West Bancshares	206,963	3,621,853
First Community Corp.	196,783	4,624,400
First Financial Corp.	113,706	5,617,076
Heritage Financial Corp.	162,740	3,713,727
Hilltop Holdings, Inc.	378,320	11,171,790
HomeStreet, Inc.(a)	489,183	5,557,119
Northrim BanCorp, Inc.	63,341	5,085,649
Popular, Inc.	217,924	20,794,308
Provident Financial Holdings, Inc.	206,967	3,106,575
Riverview Bancorp, Inc.	648,143	4,096,264
Sierra Bancorp	116,290	3,077,033
Southern First Bancshares, Inc.(a)	192,451	6,833,935
Towne Bank	316,844	10,440,010
Univest Corporation of Pennsylvania	197,190	5,824,993
WaFd, Inc.	334,670	9,548,135
Western New England Bancorp, Inc.	624,443	5,763,609
Zions Bancorp	312,240	14,041,433
Total		170,472,245
Capital Markets 1.3%
StoneX Group, Inc.(a)	206,637	18,300,806
Consumer Finance 0.4%
PROG Holdings, Inc.	201,283	5,305,820
Financial Services 6.8%
Alerus Financial Corp.	260,746	5,183,630
Banco Latinoamericano de Comercio Exterior SA, Class E	268,513	10,284,048
Essent Group Ltd.	356,540	20,297,822
EVERTEC, Inc.	296,238	10,054,318
Flywire Corp.(a)	729,530	6,864,877
Pagseguro Digital Ltd., Class A(a)	793,700	7,960,811
Payoneer Global, Inc.(a)	1,719,088	12,085,189
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2025

Portfolio of Investments (continued)
April 30, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
PennyMac Financial Services, Inc.	82,380	8,027,107
Security National Financial Corp., Class A(a)	319,342	3,270,062
Western Union Co. (The)	1,355,450	13,432,510
Total		97,460,374
Insurance 2.0%
Global Indemnity Group LLC	227,879	6,576,588
Greenlight Capital Re Ltd., Class A(a)	438,560	5,751,714
Horace Mann Educators Corp.	204,311	8,487,079
ProAssurance Corp.(a)	326,191	7,570,893
Total		28,386,274
Mortgage Real Estate Investment Trusts (REITS) 2.2%
Dynex Capital, Inc.	1,021,210	12,591,519
Orchid Island Capital, Inc.	994,600	7,111,390
Two Harbors Investment Corp.	1,060,270	12,585,405
Total		32,288,314
Total Financials		352,213,833
Health Care 10.0%
Biotechnology 2.2%
Apellis Pharmaceuticals, Inc.(a)	315,120	6,053,455
BioCryst Pharmaceuticals, Inc.(a)	718,081	6,355,017
Celcuity, Inc.(a)	522,810	5,824,103
SpringWorks Therapeutics, Inc.(a)	167,235	7,742,981
uniQure NV(a)	383,090	5,654,408
Total		31,629,964
Health Care Equipment & Supplies 0.8%
Inogen, Inc.(a)	549,508	3,917,992
Neogen Corp.(a)	1,434,140	7,242,407
Total		11,160,399
Health Care Providers & Services 2.7%
Acadia Healthcare Co., Inc.(a)	503,400	11,779,560
Ardent Health Partners, Inc.(a)	637,106	8,110,359
Castle Biosciences, Inc.(a)	171,787	3,444,329
Enhabit, Inc.(a)	590,763	4,720,196
Fulgent Genetics, Inc.(a)	385,799	6,693,613
PACS Group, Inc.(a)	350,380	3,374,160
Total		38,122,217
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 1.3%
GoodRx Holdings, Inc., Class A(a)	1,050,730	4,864,880
Teladoc Health, Inc.(a)	886,810	6,376,164
TruBridge, Inc.(a)	308,301	8,025,075
Total		19,266,119
Life Sciences Tools & Services 1.1%
Azenta, Inc.(a)	237,710	6,261,281
Codexis, Inc.(a)	1,655,355	3,807,317
Maravai LifeSciences Holdings, Inc., Class A(a)	1,005,543	2,031,197
Quanterix Corp.(a)	745,642	4,294,898
Total		16,394,693
Pharmaceuticals 1.9%
ANI Pharmaceuticals, Inc.(a)	136,624	9,675,711
Perrigo Co. PLC	436,929	11,237,814
Supernus Pharmaceuticals, Inc.(a)	191,625	6,223,980
Total		27,137,505
Total Health Care		143,710,897
Industrials 16.8%
Aerospace & Defense 1.5%
Astronics Corp.(a)	280,380	6,361,822
Moog, Inc., Class A	89,685	14,999,816
Total		21,361,638
Air Freight & Logistics 0.3%
Radiant Logistics, Inc.(a)	795,122	4,651,464
Building Products 1.7%
AZZ, Inc.	126,950	11,014,182
UFP Industries, Inc.	136,525	13,495,496
Total		24,509,678
Commercial Services & Supplies 1.1%
ACCO Brands Corp.	661,421	2,553,085
Healthcare Services Group, Inc.(a)	472,859	6,719,326
HNI Corp.	171,610	7,259,103
Total		16,531,514
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2025

Portfolio of Investments (continued)
April 30, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.7%
GrafTech International Ltd.(a)	1,931,486	1,222,631
NEXTracker, Inc., Class A(a)	151,720	6,161,349
Sensata Technologies Holding	325,480	6,965,272
Shoals Technologies Group, Inc., Class A(a)	1,078,030	3,891,688
Thermon(a)	239,780	6,289,430
Total		24,530,370
Ground Transportation 1.1%
Knight-Swift Transportation Holdings, Inc.	191,050	7,483,429
Marten Transport Ltd.	600,694	7,712,911
Total		15,196,340
Machinery 4.7%
Energy Recovery, Inc.(a)	268,306	4,145,328
Gates Industrial Corp. PLC(a)	747,660	14,145,727
Greenbrier Companies, Inc. (The)	210,480	8,928,562
Hurco Companies, Inc.(a)	324,196	5,407,589
JBT Marel Corp.	181,440	19,098,375
Mueller Industries, Inc.	92,790	6,825,632
Nano Dimension Ltd., ADR(a)	1,817,031	2,834,568
Omega Flex, Inc.	79,693	2,387,602
Wabash National Corp.	462,920	3,198,777
Total		66,972,160
Marine Transportation 1.8%
Costamare, Inc.	550,270	5,134,019
Kirby Corp.(a)	190,041	18,314,251
Safe Bulkers, Inc.	858,316	2,909,692
Total		26,357,962
Passenger Airlines 0.3%
Sun Country Airlines Holdings, Inc.(a)	451,876	4,428,385
Professional Services 2.0%
IBEX Ltd.(a)	306,421	7,672,782
Korn/Ferry International	232,515	14,346,175
TaskUS, Inc., Class A(a)	484,373	6,761,847
Total		28,780,804
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.6%
BlueLinx Holdings, Inc.(a)	66,727	4,346,597
Karat Packaging, Inc.	162,295	4,281,342
Total		8,627,939
Total Industrials		241,948,254
Information Technology 7.8%
Communications Equipment 0.2%
Applied Optoelectronics, Inc.(a)	269,550	3,447,545
Electronic Equipment, Instruments & Components 4.8%
Airgain, Inc.(a)	474,587	1,779,701
Cognex Corp.	162,810	4,444,713
Littelfuse, Inc.	60,630	11,053,455
Luna Innovations, Inc.(a)	1,559,039	639,206
Methode Electronics, Inc.	308,175	1,932,257
OSI Systems, Inc.(a)	43,789	8,965,360
Powerfleet, Inc.(a)	771,744	3,889,590
Rogers Corp.(a)	102,020	6,305,856
SmartRent, Inc.(a)	1,869,326	1,781,655
Vishay Intertechnology, Inc.	684,090	8,886,329
Vishay Precision Group, Inc.(a)	223,813	5,581,896
Vontier Corp.	439,770	13,989,084
Total		69,249,102
Semiconductors & Semiconductor Equipment 0.8%
inTEST Corp.(a)	353,022	2,188,736
MagnaChip Semiconductor Corp.(a)	1,022,687	3,211,237
Navitas Semiconductor Corp.(a)	1,337,335	2,581,057
Valens Semiconductor Ltd.(a)	1,010,232	2,677,115
Total		10,658,145
Software 2.0%
Clear Secure, Inc., Class A	297,043	7,331,021
Cognyte Software Ltd.(a)	513,614	5,033,417
Expensify, Inc., Class A(a)	1,571,910	4,652,854
Mitek Systems, Inc.(a)	459,541	3,804,999
Red Violet, Inc.	154,473	6,033,715
Upland Software, Inc.(a)	897,450	2,162,855
Total		29,018,861
Total Information Technology		112,373,653
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2025

Portfolio of Investments (continued)
April 30, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 8.1%
Chemicals 1.1%
Chemours Co. LLC (The)	637,476	7,891,953
Koppers Holdings, Inc.	146,210	3,664,022
Tronox Holdings PLC, Class A	772,248	4,177,862
Total		15,733,837
Containers & Packaging 0.9%
Greif, Inc., Class A	170,719	8,959,333
Myers Industries, Inc.	388,451	4,078,736
Total		13,038,069
Metals & Mining 5.6%
Ampco-Pittsburgh Corp.(a)	771,107	1,596,191
Capstone Copper Corp.(a)	2,434,561	11,726,016
Centerra Gold, Inc.	1,138,360	7,621,546
Compass Minerals International, Inc.(a)	324,070	4,355,501
ERO Copper Corp.(a)	292,154	3,649,276
Ferroglobe PLC	1,010,445	3,526,453
Hudbay Minerals, Inc.	1,315,525	9,571,098
MAG Silver Corp.	477,070	7,409,015
Metallus, Inc.(a)	243,951	3,085,980
MP Materials Corp.(a)	594,397	14,538,951
Torex Gold Resources, Inc.(a)	337,092	10,917,712
Vizsla Silver Corp.(a)	1,337,507	2,813,557
Total		80,811,296
Paper & Forest Products 0.5%
Clearwater Paper Corp.(a)	151,983	4,082,263
Magnera Corp.(a)	181,017	2,655,520
Total		6,737,783
Total Materials		116,320,985
Real Estate 6.3%
Diversified REITs 0.6%
American Assets Trust, Inc.	470,879	8,819,564
Health Care REITs 0.3%
Universal Health Realty Income Trust	89,350	3,414,063
Hotel & Resort REITs 0.4%
Park Hotels & Resorts, Inc.	584,240	5,807,346
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 1.2%
Brandywine Realty Trust	1,126,440	4,460,702
Highwoods Properties, Inc.	379,250	10,785,870
Piedmont Office Realty Trust, Inc.	359,150	2,122,577
Total		17,369,149
Real Estate Management & Development 2.0%
Cushman & Wakefield PLC(a)	992,930	9,303,754
Douglas Elliman, Inc.(a)	2,002,360	3,323,917
Forestar Group, Inc.(a)	281,030	5,412,638
Newmark Group, Inc., Class A	960,820	10,559,412
Total		28,599,721
Retail REITs 0.9%
Macerich Co. (The)	910,730	13,351,302
Specialized REITs 0.9%
PotlatchDeltic Corp.	338,203	12,983,613
Total Real Estate		90,344,758
Utilities 3.3%
Gas Utilities 3.3%
National Fuel Gas Co.	293,850	22,561,803
RGC Resources, Inc.	274,452	5,755,258
UGI Corp.	593,800	19,470,702
Total		47,787,763
Total Utilities		47,787,763
Total Common Stocks (Cost $1,259,776,313)		1,431,061,524

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.503%(b),(c)	134,673	134,632
Total Money Market Funds (Cost $134,627)		134,632
Total Investments in Securities (Cost: $1,259,910,940)		1,431,196,156
Other Assets & Liabilities, Net		5,731,187
Net Assets		1,436,927,343
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2025

Portfolio of Investments (continued)
April 30, 2025
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.503%
	2,317,044	488,668,458	(490,851,103)	233	134,632	12,354	357,131	134,673
Gaia, Inc.‡
	—	1,991,818	(3,646)	337,505	5,768,386	(2,237)	—	1,100,837
Total	2,317,044			337,738	5,903,018	10,117	357,131

‡	Issuer was not an affiliate at the beginning of period.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2025

Portfolio of Investments (continued)
April 30, 2025
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	52,272,858	—	—	52,272,858
Consumer Discretionary	144,369,691	—	—	144,369,691
Consumer Staples	53,811,838	—	—	53,811,838
Energy	75,906,994	—	—	75,906,994
Financials	352,213,833	—	—	352,213,833
Health Care	143,710,897	—	—	143,710,897
Industrials	241,948,254	—	—	241,948,254
Information Technology	112,373,653	—	—	112,373,653
Materials	116,320,985	—	—	116,320,985
Real Estate	90,344,758	—	—	90,344,758
Utilities	47,787,763	—	—	47,787,763
Total Common Stocks	1,431,061,524	—	—	1,431,061,524
Money Market Funds	134,632	—	—	134,632
Total Investments in Securities	1,431,196,156	—	—	1,431,196,156
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2025

Statement of Assets and Liabilities
April 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,254,345,432)	$1,425,293,138
Affiliated issuers (cost $5,565,508)	5,903,018
Receivable for:
Investments sold	6,268,114
Capital shares sold	1,741,949
Dividends	629,816
Foreign tax reclaims	21,253
Expense reimbursement due from Investment Manager	2,792
Prepaid expenses	3,669
Deferred compensation of board members	383,593
Other assets	6,928
Total assets	1,440,254,270
Liabilities
Due to custodian	10,278
Payable for:
Investments purchased	1,256,625
Capital shares redeemed	1,358,067
Management services fees	31,721
Distribution and/or service fees	1,914
Transfer agent fees	167,331
Compensation of chief compliance officer	20
Compensation of board members	1,721
Other expenses	74,437
Deferred compensation of board members	424,813
Total liabilities	3,326,927
Net assets applicable to outstanding capital stock	$1,436,927,343
Represented by
Paid in capital	1,268,363,845
Total distributable earnings (loss)	168,563,498
Total - representing net assets applicable to outstanding capital stock	$1,436,927,343
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2025

Statement of Assets and Liabilities (continued)
April 30, 2025
Class A
Net assets	$245,921,489
Shares outstanding	6,394,416
Net asset value per share	$38.46
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$40.81
Class C
Net assets	$7,386,698
Shares outstanding	397,721
Net asset value per share	$18.57
Institutional Class
Net assets	$762,677,611
Shares outstanding	16,775,811
Net asset value per share	$45.46
Institutional 2 Class
Net assets	$177,420,799
Shares outstanding	3,727,253
Net asset value per share	$47.60
Institutional 3 Class
Net assets	$223,893,466
Shares outstanding	4,876,025
Net asset value per share	$45.92
Class R
Net assets	$1,515,918
Shares outstanding	39,793
Net asset value per share	$38.10
Class S
Net assets	$18,111,362
Shares outstanding	398,400
Net asset value per share	$45.46
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2025

Statement of Operations
Year Ended April 30, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$26,265,991
Dividends — affiliated issuers	357,131
Interfund lending	188
Foreign taxes withheld	(169,866)
Total income	26,453,444
Expenses:
Management services fees	12,206,095
Distribution and/or service fees
Class A	688,099
Class C	81,776
Class R	9,380
Transfer agent fees
Class A	415,216
Advisor Class	80,842
Class C	12,339
Institutional Class	1,149,466
Institutional 2 Class	101,098
Institutional 3 Class	14,429
Class R	2,823
Class S	22,260
Custodian fees	35,192
Printing and postage fees	155,059
Registration fees	138,651
Accounting services fees	31,589
Legal fees	33,549
Interest on interfund lending	15,591
Compensation of chief compliance officer	290
Compensation of board members	27,454
Deferred compensation of board members	6,894
Other	50,414
Total expenses	15,278,506
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(268,005)
Expense reduction	(2,117)
Total net expenses	15,008,384
Net investment income	11,445,060
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	46,195,109
Investments — affiliated issuers	10,117
Foreign currency translations	2,361
Net realized gain	46,207,587
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(85,943,336)
Investments — affiliated issuers	337,738
Foreign currency translations	503
Net change in unrealized appreciation (depreciation)	(85,605,095)
Net realized and unrealized loss	(39,397,508)
Net decrease in net assets resulting from operations	$(27,952,448)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2025

Statement of Changes in Net Assets

	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations
Net investment income	$11,445,060	$8,065,477
Net realized gain	46,207,587	137,668,810
Net change in unrealized appreciation (depreciation)	(85,605,095)	57,963,093
Net increase (decrease) in net assets resulting from operations	(27,952,448)	203,697,380
Distributions to shareholders
Net investment income and net realized gains
Class A	(18,458,649)	(19,412,034)
Advisor Class	(3,286,249)	(4,872,784)
Class C	(1,010,256)	(850,474)
Institutional Class	(42,739,246)	(37,161,532)
Institutional 2 Class	(9,759,436)	(9,963,763)
Institutional 3 Class	(13,471,796)	(15,230,825)
Class R	(126,510)	(151,163)
Class S	(627,934)	—
Total distributions to shareholders	(89,480,076)	(87,642,575)
Increase in net assets from capital stock activity	167,947,848	35,756,321
Total increase in net assets	50,515,324	151,811,126
Net assets at beginning of year	1,386,412,019	1,234,600,893
Net assets at end of year	$1,436,927,343	$1,386,412,019
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	April 30, 2025		April 30, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	812,070	34,453,823	714,259	29,248,170
Distributions reinvested	390,730	16,462,053	451,700	17,766,330
Shares redeemed	(1,175,488)	(49,632,792)	(936,098)	(38,128,779)
Net increase	27,312	1,283,084	229,861	8,885,721
Advisor Class
Shares sold	597,811	31,444,309	990,725	49,160,207
Distributions reinvested	61,704	3,048,768	90,274	4,311,693
Shares redeemed	(2,257,812)	(128,945,734)	(912,911)	(44,958,200)
Net increase (decrease)	(1,598,297)	(94,452,657)	168,088	8,513,700
Class C
Shares sold	86,423	1,779,493	132,340	2,869,204
Distributions reinvested	42,779	878,545	35,801	736,116
Shares redeemed	(103,150)	(2,144,810)	(83,371)	(1,811,367)
Net increase	26,052	513,228	84,770	1,793,953
Institutional Class
Shares sold	8,473,910	439,850,100	5,490,728	263,701,828
Distributions reinvested	719,080	35,935,761	654,723	30,027,425
Shares redeemed	(6,046,481)	(298,706,077)	(6,438,794)	(295,020,058)
Net increase (decrease)	3,146,509	177,079,784	(293,343)	(1,290,805)
Institutional 2 Class
Shares sold	1,792,830	93,216,433	981,928	48,790,571
Distributions reinvested	186,139	9,752,895	208,218	9,962,777
Shares redeemed	(1,221,122)	(61,632,521)	(1,252,629)	(61,868,613)
Net increase (decrease)	757,847	41,336,807	(62,483)	(3,115,265)
Institutional 3 Class
Shares sold	1,678,208	85,253,324	1,584,197	75,376,383
Distributions reinvested	189,654	9,541,166	247,208	11,435,669
Shares redeemed	(1,429,153)	(72,388,303)	(1,365,674)	(65,982,091)
Net increase	438,709	22,406,187	465,731	20,829,961
Class R
Shares sold	7,023	297,302	11,953	485,635
Distributions reinvested	3,050	126,235	3,864	150,880
Shares redeemed	(19,634)	(828,666)	(12,281)	(497,459)
Net increase (decrease)	(9,561)	(405,129)	3,536	139,056
Class S
Shares sold	606,380	30,745,026	—	—
Distributions reinvested	11,551	627,934	—	—
Shares redeemed	(219,531)	(11,186,416)	—	—
Net increase	398,400	20,186,544	—	—
Total net increase	3,186,971	167,947,848	596,160	35,756,321
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2025

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Columbia Small Cap Value Fund I  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 4/30/2025	$41.57	0.22	(0.43)	(0.21)	(0.23)	(2.67)	(2.90)
Year Ended 4/30/2024	$38.06	0.17	6.58	6.75	(0.24)	(3.00)	(3.24)
Year Ended 4/30/2023	$40.91	0.14	(0.69)	(0.55)	(0.13)	(2.17)	(2.30)
Year Ended 4/30/2022	$49.30	0.02	(2.46)	(2.44)	(0.07)	(5.88)	(5.95)
Year Ended 4/30/2021	$26.90	0.19	22.41	22.60	(0.17)	(0.03)	(0.20)
Class C
Year Ended 4/30/2025	$21.43	(0.05)	(0.14)	(0.19)	—	(2.67)	(2.67)
Year Ended 4/30/2024	$20.98	(0.08)	3.53	3.45	—	(3.00)	(3.00)
Year Ended 4/30/2023	$23.70	(0.08)	(0.47)	(0.55)	—	(2.17)	(2.17)
Year Ended 4/30/2022	$31.15	(0.20)	(1.37)	(1.57)	—	(5.88)	(5.88)
Year Ended 4/30/2021	$17.06	(0.04)	14.16	14.12	—	(0.03)	(0.03)
Institutional Class
Year Ended 4/30/2025	$48.60	0.39	(0.54)	(0.15)	(0.32)	(2.67)	(2.99)
Year Ended 4/30/2024	$44.01	0.32	7.62	7.94	(0.35)	(3.00)	(3.35)
Year Ended 4/30/2023	$46.87	0.27	(0.76)	(0.49)	(0.20)	(2.17)	(2.37)
Year Ended 4/30/2022	$55.63	0.15	(2.82)	(2.67)	(0.21)	(5.88)	(6.09)
Year Ended 4/30/2021	$30.33	0.33	25.25	25.58	(0.25)	(0.03)	(0.28)
Institutional 2 Class
Year Ended 4/30/2025	$50.75	0.46	(0.58)	(0.12)	(0.36)	(2.67)	(3.03)
Year Ended 4/30/2024	$45.81	0.38	7.95	8.33	(0.39)	(3.00)	(3.39)
Year Ended 4/30/2023	$48.68	0.32	(0.79)	(0.47)	(0.23)	(2.17)	(2.40)
Year Ended 4/30/2022	$57.55	0.21	(2.94)	(2.73)	(0.26)	(5.88)	(6.14)
Year Ended 4/30/2021	$31.36	0.40	26.11	26.51	(0.29)	(0.03)	(0.32)
Institutional 3 Class
Year Ended 4/30/2025	$49.06	0.46	(0.54)	(0.08)	(0.39)	(2.67)	(3.06)
Year Ended 4/30/2024	$44.38	0.38	7.72	8.10	(0.42)	(3.00)	(3.42)
Year Ended 4/30/2023	$47.23	0.33	(0.77)	(0.44)	(0.24)	(2.17)	(2.41)
Year Ended 4/30/2022	$56.01	0.23	(2.84)	(2.61)	(0.29)	(5.88)	(6.17)
Year Ended 4/30/2021	$30.53	0.39	25.43	25.82	(0.31)	(0.03)	(0.34)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 4/30/2025	$38.46	(1.02% )	1.23% (c)	1.21% (c),(d)	0.51%	72%	$245,921
Year Ended 4/30/2024	$41.57	18.34%	1.25% (c)	1.25% (c),(d)	0.41%	79%	$264,662
Year Ended 4/30/2023	$38.06	(0.90% )	1.24% (c)	1.24% (c),(d)	0.36%	72%	$233,599
Year Ended 4/30/2022	$40.91	(5.94% )	1.26% (c)	1.26% (c),(d)	0.04%	58%	$250,665
Year Ended 4/30/2021	$49.30	84.29%	1.33% (c)	1.31% (c),(d)	0.53%	43%	$286,411
Class C
Year Ended 4/30/2025	$18.57	(1.76% )	1.98% (c)	1.96% (c),(d)	(0.23% )	72%	$7,387
Year Ended 4/30/2024	$21.43	17.41%	2.01% (c)	2.00% (c),(d)	(0.34% )	79%	$7,965
Year Ended 4/30/2023	$20.98	(1.62% )	1.99% (c)	1.99% (c),(d)	(0.39% )	72%	$6,018
Year Ended 4/30/2022	$23.70	(6.66% )	2.01% (c)	2.01% (c),(d)	(0.71% )	58%	$7,269
Year Ended 4/30/2021	$31.15	82.90%	2.08% (c)	2.05% (c),(d)	(0.19% )	43%	$8,516
Institutional Class
Year Ended 4/30/2025	$45.46	(0.77% )	0.98% (c)	0.96% (c),(d)	0.77%	72%	$762,678
Year Ended 4/30/2024	$48.60	18.60%	1.00% (c)	1.00% (c),(d)	0.66%	79%	$662,416
Year Ended 4/30/2023	$44.01	(0.64% )	0.99% (c)	0.99% (c),(d)	0.60%	72%	$612,677
Year Ended 4/30/2022	$46.87	(5.70% )	1.01% (c)	1.01% (c),(d)	0.30%	58%	$537,447
Year Ended 4/30/2021	$55.63	84.72%	1.07% (c)	1.05% (c),(d)	0.77%	43%	$440,126
Institutional 2 Class
Year Ended 4/30/2025	$47.60	(0.67% )	0.89% (c)	0.87% (c)	0.87%	72%	$177,421
Year Ended 4/30/2024	$50.75	18.74%	0.91% (c)	0.91% (c)	0.76%	79%	$150,708
Year Ended 4/30/2023	$45.81	(0.59% )	0.90% (c)	0.90% (c)	0.68%	72%	$138,905
Year Ended 4/30/2022	$48.68	(5.60% )	0.91% (c)	0.91% (c)	0.39%	58%	$105,229
Year Ended 4/30/2021	$57.55	84.97%	0.95% (c)	0.93% (c)	0.93%	43%	$116,249
Institutional 3 Class
Year Ended 4/30/2025	$45.92	(0.63% )	0.84% (c)	0.82% (c)	0.90%	72%	$223,893
Year Ended 4/30/2024	$49.06	18.81%	0.86% (c)	0.86% (c)	0.80%	79%	$217,677
Year Ended 4/30/2023	$44.38	(0.53% )	0.85% (c)	0.85% (c)	0.74%	72%	$176,273
Year Ended 4/30/2022	$47.23	(5.55% )	0.86% (c)	0.86% (c)	0.44%	58%	$184,850
Year Ended 4/30/2021	$56.01	85.03%	0.90% (c)	0.88% (c)	0.96%	43%	$178,586
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 4/30/2025	$41.23	0.11	(0.42)	(0.31)	(0.15)	(2.67)	(2.82)
Year Ended 4/30/2024	$37.79	0.07	6.52	6.59	(0.15)	(3.00)	(3.15)
Year Ended 4/30/2023	$40.66	0.04	(0.68)	(0.64)	(0.06)	(2.17)	(2.23)
Year Ended 4/30/2022	$49.08	(0.09)	(2.45)	(2.54)	—	(5.88)	(5.88)
Year Ended 4/30/2021	$26.79	0.11	22.30	22.41	(0.09)	(0.03)	(0.12)
Class S
Year Ended 4/30/2025(e)	$50.45	0.22	(4.08)	(3.86)	(0.32)	(0.81)	(1.13)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 4/30/2025	$38.10	(1.25% )	1.48% (c)	1.46% (c),(d)	0.26%	72%	$1,516
Year Ended 4/30/2024	$41.23	18.01%	1.50% (c)	1.50% (c),(d)	0.16%	79%	$2,035
Year Ended 4/30/2023	$37.79	(1.14% )	1.49% (c)	1.49% (c),(d)	0.11%	72%	$1,731
Year Ended 4/30/2022	$40.66	(6.17% )	1.51% (c)	1.51% (c),(d)	(0.20% )	58%	$2,003
Year Ended 4/30/2021	$49.08	83.85%	1.58% (c)	1.56% (c),(d)	0.30%	43%	$2,521
Class S
Year Ended 4/30/2025 (e)	$45.46	(8.01% )	0.99% (c)	0.95% (c)	0.75%	72%	$18,111
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2025

Notes to Financial Statements
April 30, 2025
Note 1. Organization
Columbia Small Cap Value Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the

Columbia Small Cap Value Fund I  | 2025

Notes to Financial Statements (continued)
April 30, 2025
CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Small Cap Value Fund I  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Columbia Small Cap Value Fund I  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.85% to 0.73% as the Fund’s net assets increase. The effective management services fee rate for the year ended April 30, 2025 was 0.80% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Small Cap Value Fund I  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended April 30, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.08 (a)
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.15
Class S	0.15 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended April 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $2,117.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.

Columbia Small Cap Value Fund I  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended April 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	233,220
Class C	—	1.00 (b)	576

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2024 through August 31, 2025 (%)	Prior to September 1, 2024 (%)
Class A	1.20	1.27
Class C	1.95	2.02
Institutional Class	0.95	1.02
Institutional 2 Class	0.87	0.93
Institutional 3 Class	0.82	0.88
Class R	1.45	1.52
Class S	0.95	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (pfic) holdings, investments in partnerships and/or grantor trusts, post-October capital losses, capital loss carryforwards, trustees’ deferred compensation, foreign currency transactions and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
Columbia Small Cap Value Fund I  | 2025

Notes to Financial Statements (continued)
April 30, 2025
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
1,614,382	(13,422,382)	11,808,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended April 30, 2025			Year Ended April 30, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
9,555,590	79,924,486	89,480,076	8,929,299	78,713,276	87,642,575
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At April 30, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
7,371,703	37,879,453	(5,221,344)	160,457,996
At April 30, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,270,738,160	286,636,710	(126,178,714)	160,457,996
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended April 30, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(5,221,344)	—	(5,221,344)	599,961
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of April 30, 2025, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on May 1, 2025.
Late year ordinary losses ($)	Post-October capital losses ($)
—	31,500,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Small Cap Value Fund I  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,197,270,657 and $1,092,507,043, respectively, for the year ended April 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended April 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	3,679,310	5.39	29
Lender	1,400,000	4.83	1
Interest income earned and interest expense incurred by the Fund are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
Columbia Small Cap Value Fund I  | 2025

Notes to Financial Statements (continued)
April 30, 2025
The Fund had no borrowings during the year ended April 30, 2025.
Note 9. Significant risks
Financials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At April 30, 2025, two unaffiliated shareholders of record owned 46.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Columbia Small Cap Value Fund I  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Small Cap Value Fund I  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Small Cap Value Fund I
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Small Cap Value Fund I (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
June 18, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Small Cap Value Fund I  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended April 30, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
100.00%	100.00%	$78,653,062
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Small Cap Value Fund I  | 2025

Columbia Small Cap Value Fund I
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN287_04_R01_(06/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	June 18, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	June 18, 2025